                     PIONEER ANNUISTAR/SM/ VARIABLE ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2015
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar(SM) Variable Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Rising Dividends VIP Fund
     Franklin Small-Mid Cap Growth VIP Fund
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class B
     Invesco Comstock Portfolio -- Class B
     MFS(R) Emerging Markets Equity Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class B

     Pioneer Strategic Income Portfolio -- Class E
     T. Rowe Price Large Cap Value Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Capital Appreciation Portfolio -- Class E
     BlackRock Money Market Portfolio -- Class A
     Jennison Growth Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class B
     Neuberger Berman Genesis Portfolio -- Class B
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio

     Pioneer Real Estate Shares VCT Portfolio

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 years+                                      0%

(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 years+                                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense ("M & E") risk charge of 1.40% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, a 0.25% charge for GMWB III, a 0.65% current charge (maximum of 1.50% upon reset) for GMWB for Life (Single Life Option), and a 0.80% current charge (maximum of 1.50% upon reset) for GMWB for Life (Joint Life Option). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the

Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:


                                                                                       STANDARD DEATH     ENHANCED DEATH
                                                                                           BENEFIT           BENEFIT
                                                                                      ----------------   ---------------
Mortality and Expense Risk Charge*.................................................     1.40%              1.60%
Administrative Expense Charge......................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED...........     1.55%              1.75%
Optional E.S.P. Charge.............................................................     0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED....................     1.75%              1.95%
Optional GMAB Charge...............................................................     0.50%              0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED......................     2.05%              2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5).............     2.25%              2.45%
Optional GMWB I Charge (maximum upon reset)........................................     1.00%(6)           1.00%(6)
Optional GMWB II Charge (maximum upon reset).......................................     1.00%(6)           1.00%(6)
Optional GMWB III Charge...........................................................     0.25%              0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE (MAXIMUM UPON RESET)............     1.50%(6)           1.50%(6)
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE (MAXIMUM UPON RESET).............     1.50%(6)           1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED....................     2.55%              2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...................     2.55%              2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..................     1.80%              2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (SINGLE LIFE OPTION)
 ONLY SELECTED.....................................................................     3.05%              3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (JOINT LIFE OPTION)
 ONLY SELECTED.....................................................................     3.05%              3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..............     2.75%              2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.............     2.75%              2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED............     2.00%              2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE (SINGLE LIFE
 OPTION) SELECTED..................................................................     3.25%              3.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE (JOINT LIFE
 OPTION) SELECTED..................................................................     3.25%              3.45%

------------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% in the Subaccount investing in Pioneer Fund Portfolio - Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class E.

(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are as follows:


              GMWB RIDER                  CURRENT CHARGE
--------------------------------------   ---------------
                GMWB I                        0.40%
                GMWB II                       0.50%
  GMWB for Life (Single Life Option)          0.65%
   GMWB for Life (Joint Life Option)          0.80%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.37%       1.26%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............    0.60%     0.25%          0.02%
 Franklin Small-Mid Cap Growth VIP Fund...........    0.77%     0.25%          0.03%
 Templeton Foreign VIP Fund.......................    0.74%     0.25%          0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................    0.75%     0.25%          0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio.......................................    0.75%     0.25%          0.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%          0.08%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%          0.02%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................    0.86%     0.25%          0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.69%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%          0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class B................    0.67%     0.25%          0.05%
 Pioneer Strategic Income Portfolio --
  Class E.........................................    0.56%     0.15%          0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................    0.57%     0.15%          0.02%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................    0.69%     0.15%          0.02%
 BlackRock Money Market Portfolio --
  Class A.........................................    0.34%       --           0.03%
 Jennison Growth Portfolio -- Class B.............    0.59%     0.25%          0.03%
 MetLife Asset Allocation 60 Portfolio --
  Class B.........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B.........................................    0.05%     0.25%          0.01%
 MFS(R) Total Return Portfolio -- Class B.........    0.55%     0.25%          0.05%
 MFS(R) Value Portfolio -- Class B................    0.70%     0.25%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class B.........................................    0.80%     0.25%          0.03%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio..............    0.65%     0.25%          0.06%
 Pioneer Real Estate Shares VCT Portfolio.........    0.80%     0.25%          0.21%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............   --             0.87%       --            0.87%
 Franklin Small-Mid Cap Growth VIP Fund...........   --             1.05%       --            1.05%
 Templeton Foreign VIP Fund.......................   --             1.02%       --            1.02%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................   --             1.05%     0.00%           1.05%
 ClearBridge Variable Dividend Strategy
  Portfolio.......................................   --             1.06%     0.00%           1.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........ 0.08%            1.01%       --            1.01%
 Invesco Comstock Portfolio -- Class B............   --             0.83%     0.02%           0.81%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................   --             1.26%     0.02%           1.24%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.01%     0.06%           0.95%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.99%     0.06%           0.93%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%     0.04%           0.72%
 Pioneer Fund Portfolio -- Class B................   --             0.97%     0.05%           0.92%
 Pioneer Strategic Income Portfolio --
  Class E.........................................   --             0.77%       --            0.77%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................   --             0.74%       --            0.74%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................   --             0.86%     0.06%           0.80%
 BlackRock Money Market Portfolio --
  Class A.........................................   --             0.37%     0.02%           0.35%
 Jennison Growth Portfolio -- Class B.............   --             0.87%     0.08%           0.79%
 MetLife Asset Allocation 60 Portfolio --
  Class B......................................... 0.60%            0.90%       --            0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B......................................... 0.65%            0.96%       --            0.96%
 MFS(R) Total Return Portfolio -- Class B.........   --             0.85%       --            0.85%
 MFS(R) Value Portfolio -- Class B................   --             0.97%     0.14%           0.83%
 Neuberger Berman Genesis Portfolio --
  Class B.........................................   --             1.08%     0.00%           1.08%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio..............   --             0.96%       --            0.96%
 Pioneer Real Estate Shares VCT Portfolio.........   --             1.26%       --            1.26%

The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- -------------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Rising Dividends VIP Fund    Seeks long-term capital appreciation,   Franklin Advisory Services, LLC
                                      with preservation of capital as an
                                      important consideration.
Franklin Small-Mid Cap Growth VIP     Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund
Templeton Foreign VIP Fund            Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS II
ClearBridge Variable Aggressive       Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                             LLC
                                                                              Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Variable Dividend         Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio                   dividend income and long-term           LLC
                                      capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                              LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --     Seeks to maximize total return,         MetLife Advisers, LLC
 Class B                              consistent with income generation       Subadviser: BlackRock Financial
                                      and prudent investment management.      Management, Inc.
Invesco Comstock Portfolio --         Seeks capital growth and income.        MetLife Advisers, LLC
 Class B                                                                      Subadviser: Invesco Advisers, Inc.
MFS(R) Emerging Markets Equity        Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                         Subadviser: Massachusetts Financial
                                                                              Services Company
MFS(R) Research International         Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                         Subadviser: Massachusetts Financial
                                                                              Services Company

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- --------------------------------------
Oppenheimer Global Equity               Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --         Seeks maximum total return,              MetLife Advisers, LLC
 Class B                                consistent with the preservation of      Subadviser: Pacific Investment
                                        capital and prudent investment           Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class B       Seeks reasonable income and capital      MetLife Advisers, LLC
                                        growth.                                  Subadviser: Pioneer Investment
                                                                                 Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.    MetLife Advisers, LLC
 Class E                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E                   by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income       Inc.
                                        is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Capital Appreciation          Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income     MetLife Advisers, LLC
 Class A                                consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                        capital.
Jennison Growth Portfolio -- Class B    Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
MetLife Asset Allocation 60             Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                   of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.
MetLife Asset Allocation 80             Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Total Return Portfolio --        Seeks a favorable total return through   MetLife Advisers, LLC
 Class B                                investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Value Portfolio -- Class B       Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                 Subadviser: Massachusetts Financial
                                                                                 Services Company
Neuberger Berman Genesis                Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                   principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                 Management LLC
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio     Seeks capital appreciation by            Pioneer Investment Management, Inc.
                                        investing in a diversified portfolio of
                                        securities consisting primarily of
                                        common stocks.
Pioneer Real Estate Shares VCT          Seeks long-term growth of capital.       Pioneer Investment Management, Inc.
 Portfolio                              Current income is a secondary            Subadviser: AEW Capital
                                        objective.                               Management, L.P.

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


GOOD ORDER


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Fund was renamed.


                  FORMER NAME                                        NEW NAME
----------------------------------------------- -------------------------------------------------
LEGG MASON VARIABLE EQUITY INCOME TRUST         LEGG MASON VARIABLE EQUITY INCOME TRUST
 Clearbridge Variable Equity Income Portfolio   Clearbridge Variable Dividend Strategy Portfolio

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                         PORTFOLIO ARCHITECT II ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2015
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Portfolio Architect II Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B
     Invesco Small Cap Growth Portfolio -- Class A
     JPMorgan Small Cap Value Portfolio -- Class A
     Lord Abbett Bond Debenture Portfolio -- Class A
     MetLife Asset Allocation 100 Portfolio -- Class B
     MetLife Small Cap Value Portfolio -- Class B
     MFS(R) Emerging Markets Equity Portfolio -- Class B

     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class A
     Pioneer Strategic Income Portfolio -- Class A
     T. Rowe Price Large Cap Value Portfolio -- Class B
     WMC Large Cap Research Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Money Market Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     MetLife Asset Allocation 20 Portfolio -- Class B
     MetLife Asset Allocation 40 Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class B
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
     Western Asset Management U.S. Government Portfolio -- Class A WMC Balanced Portfolio -- Class A
     WMC Core Equity Opportunities Portfolio -- Class A
TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(as a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(2)   We do not currently assess the transfer charge.

(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.30% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features, there is a charge of 0.20% for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge (maximum of 1.00% upon reset) for GMWB I, a 0.50% current charge (maximum of 1.00% upon reset) for GMWB II, and a 0.25% charge for GMWB III. If you exercise your right to exchange the GMAB

Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all charges that may apply, depending on the death benefit and optional features you select:


                                                                        STANDARD DEATH     STEP-UP DEATH     ROLL-UP DEATH
                                                                            BENEFIT           BENEFIT           BENEFIT
                                                                       ----------------   ---------------   --------------
Mortality and Expense Risk Charge*..................................     1.30%              1.40%             1.60%
Administrative Expense Charge.......................................     0.15%              0.15%             0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL
 FEATURES SELECTED..................................................     1.45%              1.55%             1.75%
Optional E.S.P. Charge..............................................     0.20%              0.20%             0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED.....     1.65%              1.75%             1.95%
Optional GMAB Charge................................................     0.50%              0.50%             0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY
 SELECTED...........................................................     1.95%              2.05%             2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB
 SELECTED(5)........................................................     2.15%              2.25%             2.45%
Optional GMWB I Charge..............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB II Charge.............................................     1.00%(6)           1.00%(6)          1.00%(6)
Optional GMWB III Charge............................................     0.25%              0.25%             0.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY
 SELECTED...........................................................     2.45%              2.55%             2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY
 SELECTED...........................................................     2.45%              2.55%             2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY
 SELECTED...........................................................     1.70%              1.80%             2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I
 SELECTED...........................................................     2.65%              2.75%             2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II
 SELECTED...........................................................     2.65%              2.75%             2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III
 SELECTED...........................................................     1.90%              2.00%             2.20%

------------
(5)   GMAB and GMWB cannot both be elected.

(6) The current charges for the available GMWB riders with a reset feature (see "Living Benefits") are 0.40% for GMWB I and 0.50% for GMWB II.

*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio -- Class A; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; an amount equal to the Underlying Fund expenses that are in excess of 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; an amount equal to the Underlying Fund expenses that are in excess of 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and an amount equal to the Underlying Fund expenses that are in excess of 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 800-842-9368.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.35%       1.26%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................    0.55%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio++.......    0.55%     0.25%            0.17%
 Mid Cap Portfolio..............................    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.....................    0.74%     0.25%            0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio.....................................    0.70%       --             0.04%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................    0.75%       --             0.10%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%       --             0.07%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................    0.75%       --             0.07%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A......    0.60%       --             0.08%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.59%       --             0.05%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B..........    0.56%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%            0.05%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................    0.84%       --             0.03%
 JPMorgan Small Cap Value Portfolio --
  Class A.......................................    0.77%       --             0.05%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................    0.51%       --             0.04%
 MetLife Asset Allocation 100 Portfolio --
  Class B.......................................    0.07%     0.25%            0.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................    0.74%     0.25%            0.03%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.......................................    0.86%     0.25%            0.15%
 MFS(R) Research International Portfolio --
  Class B++.....................................    0.69%     0.25%            0.07%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --              0.80%
 American Funds Growth Fund.....................   --             0.60%       --              0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --              0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................   --             0.88%       --              0.88%
 Dynamic Capital Appreciation Portfolio++.......   --             0.97%       --              0.97%
 Mid Cap Portfolio..............................   --             0.88%       --              0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Foreign VIP Fund.....................   --             1.02%       --              1.02%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio.....................................   --             0.74%     0.00%             0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................   --             0.85%     0.00%             0.85%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................   --             0.72%     0.00%             0.72%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.82%     0.00%             0.82%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A...... 0.08%            0.76%       --              0.76%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.01%             0.56%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%             0.81%
 Invesco Comstock Portfolio -- Class B..........   --             0.83%     0.02%             0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.04%            0.98%     0.02%             0.96%
 Invesco Small Cap Growth Portfolio --
  Class A.......................................   --             0.87%     0.01%             0.86%
 JPMorgan Small Cap Value Portfolio --
  Class A....................................... 0.02%            0.84%     0.09%             0.75%
 Lord Abbett Bond Debenture Portfolio --
  Class A.......................................   --             0.55%     0.01%             0.54%
 MetLife Asset Allocation 100 Portfolio --
  Class B....................................... 0.68%            1.01%       --              1.01%
 MetLife Small Cap Value Portfolio --
  Class B.......................................   --             1.02%     0.01%             1.01%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.......................................   --             1.26%     0.02%             1.24%
 MFS(R) Research International Portfolio --
  Class B++.....................................   --             1.01%     0.06%             0.95%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 Oppenheimer Global Equity Portfolio --
  Class B........................................    0.66%     0.25%          0.08%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................    0.47%       --           0.09%
 PIMCO Total Return Portfolio -- Class B.........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class A...............    0.67%       --           0.05%
 Pioneer Strategic Income Portfolio --
  Class A........................................    0.56%       --           0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................    0.57%     0.25%          0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%          0.02%
 WMC Large Cap Research Portfolio --
  Class E........................................    0.57%     0.15%          0.03%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.32%       --           0.03%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --           0.02%
 BlackRock Money Market Portfolio --
  Class A........................................    0.34%       --           0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%          0.05%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................    0.09%     0.25%          0.03%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................    0.06%     0.25%            --
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................    0.05%     0.25%          0.01%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%          0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%          0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --           0.02%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................    0.80%       --           0.03%
 Neuberger Berman Genesis Portfolio --
  Class B........................................    0.80%     0.25%          0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%          0.03%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%          0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --           0.02%
 WMC Balanced Portfolio -- Class A...............    0.46%       --           0.07%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --           0.03%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................    0.65%       --           0.29%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 Oppenheimer Global Equity Portfolio --
  Class B........................................   --             0.99%     0.06%             0.93%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A...........................   --             0.56%     0.01%             0.55%
 PIMCO Total Return Portfolio -- Class B.........   --             0.76%     0.04%             0.72%
 Pioneer Fund Portfolio -- Class A...............   --             0.72%     0.05%             0.67%
 Pioneer Strategic Income Portfolio --
  Class A........................................   --             0.62%       --              0.62%
 T. Rowe Price Large Cap Value Portfolio --
  Class B........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................   --             0.74%       --              0.74%
 WMC Large Cap Research Portfolio --
  Class E........................................   --             0.75%     0.05%             0.70%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................   --             0.35%     0.00%             0.35%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................   --             0.71%     0.06%             0.65%
 BlackRock Money Market Portfolio --
  Class A........................................   --             0.37%     0.02%             0.35%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................   --             0.86%     0.01%             0.85%
 MetLife Asset Allocation 20 Portfolio --
  Class B........................................ 0.52%            0.89%     0.02%             0.87%
 MetLife Asset Allocation 40 Portfolio --
  Class B........................................ 0.56%            0.87%       --              0.87%
 MetLife Asset Allocation 60 Portfolio --
  Class B........................................ 0.60%            0.90%       --              0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B........................................ 0.65%            0.96%       --              0.96%
 MetLife Stock Index Portfolio -- Class B........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A...............   --             0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A++......................................   --             0.83%     0.00%             0.83%
 Neuberger Berman Genesis Portfolio --
  Class B........................................   --             1.08%     0.00%             1.08%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................   --             0.88%     0.02%             0.86%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................   --             0.76%       --              0.76%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........   --             0.49%     0.01%             0.48%
 WMC Balanced Portfolio -- Class A...............   --             0.53%     0.00%             0.53%
 WMC Core Equity Opportunities
  Portfolio -- Class A...........................   --             0.73%     0.11%             0.62%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................   --             0.94%     0.05%             0.89%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 800-842-9368 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio++                                                                    Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                      LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE               INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- -------------------------------------
ClearBridge Variable Large Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary             LLC
                                       objective.                                Subadviser: ClearBridge Investments,
                                                                                 LLC
ClearBridge Variable Small Cap         Seeks long-term growth of capital.        Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                                LLC
                                                                                 Subadviser: ClearBridge Investments,
                                                                                 LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Invesco Small Cap Growth               Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Invesco Advisers, Inc.
JPMorgan Small Cap Value               Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: J.P. Morgan Investment
                                                                                 Management Inc.
Lord Abbett Bond Debenture             Seeks high current income and the         MetLife Advisers, LLC
 Portfolio -- Class A                  opportunity for capital appreciation      Subadviser: Lord, Abbett & Co. LLC
                                       to produce a high total return.
MetLife Asset Allocation 100           Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B
MetLife Small Cap Value Portfolio --   Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                         Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
MFS(R) Emerging Markets Equity         Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Massachusetts Financial
                                                                                 Services Company

            UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ----------------------------------------- --------------------------------------
Oppenheimer Global Equity               Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                             Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond          Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                   consistent with preservation of capital   Subadviser: Pacific Investment
                                        and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --         Seeks maximum total return,               MetLife Advisers, LLC
 Class B                                consistent with the preservation of       Subadviser: Pacific Investment
                                        capital and prudent investment            Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class A       Seeks reasonable income and capital       MetLife Advisers, LLC
                                        growth.                                   Subadviser: Pioneer Investment
                                                                                  Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.     MetLife Advisers, LLC
 Class A                                                                          Subadviser: Pioneer Investment
                                                                                  Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                   by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                 by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income        Inc.
                                        is a secondary objective.
WMC Large Cap Research                  Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                             Subadviser: Wellington Management
                                                                                  Company LLP
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --      Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                        fixed-income securities.
BlackRock Capital Appreciation          Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                             Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income      MetLife Advisers, LLC
 Class A                                consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                        capital.
Frontier Mid Cap Growth Portfolio --    Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                          Subadviser: Frontier Capital
                                                                                  Management Company, LLC
MetLife Asset Allocation 20             Seeks a high level of current income,     MetLife Advisers, LLC
 Portfolio -- Class B                   with growth of capital as a secondary
                                        objective.
MetLife Asset Allocation 40             Seeks high total return in the form of    MetLife Advisers, LLC
 Portfolio -- Class B                   income and growth of capital, with a
                                        greater emphasis on income.
MetLife Asset Allocation 60             Seeks a balance between a high level      MetLife Advisers, LLC
 Portfolio -- Class B                   of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.
MetLife Asset Allocation 80             Seeks growth of capital.                  MetLife Advisers, LLC
 Portfolio -- Class B

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Management, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A++                    principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class B                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Management LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company
WMC Balanced Portfolio -- Class A          Seeks long-term capital appreciation      MetLife Advisers, LLC
                                           with some current income.                 Subadviser: Wellington Management
                                                                                     Company LLP
WMC Core Equity Opportunities              Seeks to provide a growing stream of      MetLife Advisers, LLC
 Portfolio -- Class A                      income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company LLP
                                           current income.
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive          Seeks capital appreciation and            1919 Investment Counsel, LLC
 Balanced Fund                             retention of net investment income.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife,

Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


GOOD ORDER

GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY

Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or reorganization. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Fund was renamed.


               FORMER NAME                             NEW NAME
----------------------------------------- ----------------------------------
MET INVESTORS SERIES TRUST                MET INVESTORS SERIES TRUST
 Third Avenue Small Cap Value Portfolio   MetLife Small Cap Value Portfolio

FUND REORGANIZATION
The following former Underlying Fund was reorganized.


                FORMER FUND/TRUST                                 NEW FUND/TRUST
------------------------------------------------ ------------------------------------------------
LEGG MASON PARTNERS VARIABLE EQUITY TRUST        TRUST FOR ADVISED PORTFOLIOS
 Legg Mason Investment Counsel Variable Social   1919 Variable Socially Responsive Balanced Fund
  Awareness Portfolio

                      PIONEER ANNUISTAR/SM/ VALUE ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2015
                      TO THE PROSPECTUS DATED MAY 1, 2010

This supplement updates certain information contained in your last prospectus dated May 1, 2010 for Pioneer AnnuiStar(SM) Value Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Franklin Rising Dividends VIP Fund
     Franklin Small-Mid Cap Growth VIP Fund
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS II
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Dividend Strategy Portfolio
MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class B
     Invesco Comstock Portfolio -- Class B
     MFS(R) Emerging Markets Equity Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B
     Pioneer Fund Portfolio -- Class B

     Pioneer Strategic Income Portfolio -- Class E
     T. Rowe Price Large Cap Value Portfolio -- Class E
METROPOLITAN SERIES FUND
     BlackRock Capital Appreciation Portfolio -- Class E
     BlackRock Money Market Portfolio -- Class A
     Jennison Growth Portfolio -- Class B
     MetLife Asset Allocation 60 Portfolio -- Class B
     MetLife Asset Allocation 80 Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class B
     MFS(R) Value Portfolio -- Class B
     Neuberger Berman Genesis Portfolio -- Class B
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
     Pioneer Mid Cap Value VCT Portfolio

     Pioneer Real Estate Shares VCT Portfolio

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.


CONTRACT OWNER TRANSACTION EXPENSES


WITHDRAWAL CHARGE.........................................................................    6%(1)
(as a percentage of the Purchase Payments withdrawn)
TRANSFER CHARGE...........................................................................   $10(2)
(assessed on transfers that exceed 12 per year)
VARIABLE LIQUIDITY BENEFIT CHARGE.........................................................    6%(3)
(As a percentage of the present value of the remaining Annuity Payments that are surrendered.
 The interest rate used to calculate this present value is 1% higher than the Assumed
   (Daily)
 Net Investment Factor used to calculate the Annuity Payments.)

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGES


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(4)

------------
(1) The withdrawal charge declines to zero after the Purchase Payment has been in the Contract for seven years. The charge is as follows:


     YEARS SINCE PURCHASE PAYMENT MADE          WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
         7 + years                                     0%

(2)   We do not currently assess the transfer charge.
(3) This withdrawal charge only applies when you surrender the Contract after beginning to receive Annuity Payments. The Variable Liquidity Benefit Charge declines to zero after seven years. The charge is as follows:


    YEARS SINCE INITIAL PURCHASE PAYMENT        WITHDRAWAL CHARGE
--------------------------------------------   ------------------
 GREATER THAN OR EQUAL TO     BUT LESS THAN
--------------------------   ---------------
          0 years               2 years                6%
          2 years               4 years                5%
          4 years               5 years                4%
          5 years               6 years                3%
          6 years               7 years                2%
          7+years                                      0%

(4) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

We will assess a minimum mortality and expense risk charge ("M&E") of 1.35% and an administrative expense charge of 0.15% on all Contracts. In addition, for optional features there is a 0.20% charge for E.S.P., a 0.50% charge for GMAB, a 0.40% current charge for GMWB I (maximum of 1.00% upon reset), a 0.50% current charge for GMWB II (maximum of 1.00% upon reset), a 0.25% charge for GMWB III, a 0.65% current charge for GMWB for Life (Single Life Option) (maximum of 1.50% upon reset), and a 0.80% current charge for GMWB for Life (Joint Life Option) (maximum of 1.50% upon reset). If you exercise your right to exchange the GMAB Rider for the GMWB Rider under the Rider Exchange Option, the current charge for the GMWB Rider is 0.75%. Below is a summary of all of the maximum charges that may apply, depending on the death benefit and optional features you select:


                                                                                       STANDARD DEATH     ENHANCED DEATH
                                                                                           BENEFIT           BENEFIT
                                                                                      ----------------   ---------------
Mortality and Expense Risk Charge*.................................................     1.35%              1.60%
Administrative Expense Charge......................................................     0.15%              0.15%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH NO OPTIONAL FEATURES SELECTED...........     1.50%              1.75%
Optional E.S.P. Charge.............................................................     0.20%              0.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. ONLY SELECTED....................     1.70%              1.95%
Optional GMAB Charge...............................................................     0.50%              0.50%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMAB ONLY SELECTED......................     2.00%              2.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMAB SELECTED(5).............     2.20%              2.45%
Optional GMWB I Charge.............................................................     1.00%(6)           1.00%(6)
Optional GMWB II Charge............................................................     1.00%(6)           1.00%(6)
Optional GMWB III Charge...........................................................     0.25%              0.25%
OPTIONAL GMWB FOR LIFE (SINGLE LIFE OPTION) CHARGE.................................     1.50%(6)           1.50%(6)
OPTIONAL GMWB FOR LIFE (JOINT LIFE OPTION) CHARGE..................................     1.50%(6)           1.50%(6)
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB I ONLY SELECTED....................     2.50%              2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB II ONLY SELECTED...................     2.50%              2.75%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB III ONLY SELECTED..................     1.75%              2.00%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (SINGLE LIFE OPTION)
 ONLY SELECTED.....................................................................     3.00%              3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH GMWB FOR LIFE (JOINT LIFE OPTION)
 ONLY SELECTED.....................................................................     3.00%              3.25%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB I SELECTED..............     2.70%              2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB II SELECTED.............     2.70%              2.95%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB III SELECTED............     1.95%              2.20%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE (SINGLE LIFE
 OPTION) SELECTED..................................................................     3.20%              3.45%
TOTAL ANNUAL SEPARATE ACCOUNT CHARGES WITH E.S.P. AND GMWB FOR LIFE (JOINT LIFE
 OPTION) SELECTED..................................................................     3.20%              3.45%

------------
*     We will waive the following amounts of the Mortality and Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.87% for the Subaccount investing in Oppenheimer Global Equity Portfolio -- Class B; an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.99% for the Subaccount investing in Pioneer Fund Portfolio - Class B; and an amount, if any, equal to the Underlying Fund expenses that are in excess of 0.80% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio - Class E.

(5)   GMAB and GMWB cannot both be elected.

(6)   The current charges for the available GMWB riders are as follow:



              GMWB RIDER                  CURRENT CHARGE
--------------------------------------   ---------------
                GMWB I                        0.40%
                GMWB II                       0.50%
  GMWB for Life (Single Life Option)          0.65%
   GMWB for Life (Joint Life Option)          0.80%

UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2014 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 866-547-3793.

MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.37%       1.26%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............    0.60%     0.25%          0.02%
 Franklin Small-Mid Cap Growth VIP Fund...........    0.77%     0.25%          0.03%
 Templeton Foreign VIP Fund.......................    0.74%     0.25%          0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................    0.75%     0.25%          0.05%
 ClearBridge Variable Dividend Strategy
  Portfolio.......................................    0.75%     0.25%          0.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........    0.60%     0.25%          0.08%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%          0.02%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................    0.86%     0.25%          0.15%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.69%     0.25%          0.07%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%          0.08%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%          0.03%
 Pioneer Fund Portfolio -- Class B................    0.67%     0.25%          0.05%
 Pioneer Strategic Income Portfolio --
  Class E.........................................    0.56%     0.15%          0.06%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................    0.57%     0.15%          0.02%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................    0.69%     0.15%          0.02%
 BlackRock Money Market Portfolio --
  Class A.........................................    0.34%       --           0.03%
 Jennison Growth Portfolio -- Class B.............    0.59%     0.25%          0.03%
 MetLife Asset Allocation 60 Portfolio --
  Class B.........................................    0.05%     0.25%            --
 MetLife Asset Allocation 80 Portfolio --
  Class B.........................................    0.05%     0.25%          0.01%
 MFS(R) Total Return Portfolio -- Class B.........    0.55%     0.25%          0.05%
 MFS(R) Value Portfolio -- Class B................    0.70%     0.25%          0.02%
 Neuberger Berman Genesis Portfolio --
  Class B.........................................    0.80%     0.25%          0.03%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio..............    0.65%     0.25%          0.06%
 Pioneer Real Estate Shares VCT Portfolio.........    0.80%     0.25%          0.21%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Franklin Rising Dividends VIP Fund...............   --             0.87%       --            0.87%
 Franklin Small-Mid Cap Growth VIP Fund...........   --             1.05%       --            1.05%
 Templeton Foreign VIP Fund.......................   --             1.02%       --            1.02%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS II
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................   --             1.05%     0.00%           1.05%
 ClearBridge Variable Dividend Strategy
  Portfolio.......................................   --             1.06%     0.00%           1.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class B........ 0.08%            1.01%       --            1.01%
 Invesco Comstock Portfolio -- Class B............   --             0.83%     0.02%           0.81%
 MFS(R) Emerging Markets Equity Portfolio --
  Class B.........................................   --             1.26%     0.02%           1.24%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.01%     0.06%           0.95%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.99%     0.06%           0.93%
 PIMCO Total Return Portfolio -- Class B..........   --             0.76%     0.04%           0.72%
 Pioneer Fund Portfolio -- Class B................   --             0.97%     0.05%           0.92%
 Pioneer Strategic Income Portfolio --
  Class E.........................................   --             0.77%       --            0.77%
 T. Rowe Price Large Cap Value Portfolio --
  Class E.........................................   --             0.74%       --            0.74%
METROPOLITAN SERIES FUND
 BlackRock Capital Appreciation
  Portfolio -- Class E............................   --             0.86%     0.06%           0.80%
 BlackRock Money Market Portfolio --
  Class A.........................................   --             0.37%     0.02%           0.35%
 Jennison Growth Portfolio -- Class B.............   --             0.87%     0.08%           0.79%
 MetLife Asset Allocation 60 Portfolio --
  Class B......................................... 0.60%            0.90%       --            0.90%
 MetLife Asset Allocation 80 Portfolio --
  Class B......................................... 0.65%            0.96%       --            0.96%
 MFS(R) Total Return Portfolio -- Class B.........   --             0.85%       --            0.85%
 MFS(R) Value Portfolio -- Class B................   --             0.97%     0.14%           0.83%
 Neuberger Berman Genesis Portfolio --
  Class B.........................................   --             1.08%     0.00%           1.08%
PIONEER VARIABLE CONTRACTS TRUST -- CLASS II
 Pioneer Mid Cap Value VCT Portfolio..............   --             0.96%       --            0.96%
 Pioneer Real Estate Shares VCT Portfolio.........   --             1.26%       --            1.26%

The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2015 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.

Certain Underlying Funds that have "Acquired Fund Fees and Expenses" are "funds of funds." A fund of funds invests substantially all of its assets in other underlying funds. Because the Underlying Fund invests in other funds, it will bear its pro rata portion of the operating expenses of those underlying funds, including the management fee.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 866-547-3793 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- -------------------------------------
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Franklin Rising Dividends VIP Fund    Seeks long-term capital appreciation,   Franklin Advisory Services, LLC
                                      with preservation of capital as an
                                      important consideration.
Franklin Small-Mid Cap Growth VIP     Seeks long-term capital growth.         Franklin Advisers, Inc.
 Fund
Templeton Foreign VIP Fund            Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS II
ClearBridge Variable Aggressive       Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                             LLC
                                                                              Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Variable Dividend         Seeks dividend income, growth of        Legg Mason Partners Fund Advisor,
 Strategy Portfolio                   dividend income and long-term           LLC
                                      capital appreciation.                   Subadviser: ClearBridge Investments,
                                                                              LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --     Seeks to maximize total return,         MetLife Advisers, LLC
 Class B                              consistent with income generation       Subadviser: BlackRock Financial
                                      and prudent investment management.      Management, Inc.
Invesco Comstock Portfolio --         Seeks capital growth and income.        MetLife Advisers, LLC
 Class B                                                                      Subadviser: Invesco Advisers, Inc.
MFS(R) Emerging Markets Equity        Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                         Subadviser: Massachusetts Financial
                                                                              Services Company
MFS(R) Research International         Seeks capital appreciation.             MetLife Advisers, LLC
 Portfolio -- Class B                                                         Subadviser: Massachusetts Financial
                                                                              Services Company

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
--------------------------------------- ---------------------------------------- --------------------------------------
Oppenheimer Global Equity               Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --         Seeks maximum total return,              MetLife Advisers, LLC
 Class B                                consistent with the preservation of      Subadviser: Pacific Investment
                                        capital and prudent investment           Management Company LLC
                                        management.
Pioneer Fund Portfolio -- Class B       Seeks reasonable income and capital      MetLife Advisers, LLC
                                        growth.                                  Subadviser: Pioneer Investment
                                                                                 Management, Inc.
Pioneer Strategic Income Portfolio --   Seeks a high level of current income.    MetLife Advisers, LLC
 Class E                                                                         Subadviser: Pioneer Investment
                                                                                 Management, Inc.
T. Rowe Price Large Cap Value           Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E                   by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                        believed to be undervalued. Income       Inc.
                                        is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Capital Appreciation          Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: BlackRock Advisors, LLC
BlackRock Money Market Portfolio --     Seeks a high level of current income     MetLife Advisers, LLC
 Class A                                consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                        capital.
Jennison Growth Portfolio -- Class B    Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                 Subadviser: Jennison Associates LLC
MetLife Asset Allocation 60             Seeks a balance between a high level     MetLife Advisers, LLC
 Portfolio -- Class B                   of current income and growth of
                                        capital, with a greater emphasis on
                                        growth of capital.
MetLife Asset Allocation 80             Seeks growth of capital.                 MetLife Advisers, LLC
 Portfolio -- Class B
MFS(R) Total Return Portfolio --        Seeks a favorable total return through   MetLife Advisers, LLC
 Class B                                investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                 Services Company
MFS(R) Value Portfolio -- Class B       Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                 Subadviser: Massachusetts Financial
                                                                                 Services Company
Neuberger Berman Genesis                Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class B                   principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                 Management LLC
PIONEER VARIABLE CONTRACTS TRUST --
 CLASS II
Pioneer Mid Cap Value VCT Portfolio     Seeks capital appreciation by            Pioneer Investment Management, Inc.
                                        investing in a diversified portfolio of
                                        securities consisting primarily of
                                        common stocks.
Pioneer Real Estate Shares VCT          Seeks long-term growth of capital.       Pioneer Investment Management, Inc.
 Portfolio                              Current income is a secondary            Subadviser: AEW Capital
                                        objective.                               Management, L.P.

Certain Variable Funding Options have been subject to a name change. Please see "Appendix A - Additional Information Regarding Underlying Funds" for more information.

                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.


GOOD ORDER


GOOD ORDER. A request or transaction generally is considered in Good Order if it complies with our administrative procedures and the required information is complete and accurate. A request or transaction may be rejected or delayed if not in Good Order. Good Order generally means the actual receipt by us of the instructions relating to the requested transaction in writing (or, when permitted, by telephone or Internet) along with all forms, information and supporting legal documentation necessary to effect the transaction. This information and documentation generally includes to the extent applicable to the transaction: your completed application; your contract number; the transaction amount (in dollars or percentage terms); the names and allocations to and/or from the Underlying Funds affected by the requested transaction; the signatures of all Contract Owners (exactly as indicated on the contract), if necessary; Social Security Number or Tax I.D.; and any other information or supporting documentation that we may require, including any spousal or Joint Owner's consents. With respect to Purchase Payments, Good Order also generally includes receipt by us of sufficient funds to effect the purchase. We may, in our sole discretion, determine whether any particular transaction request is in Good Order, and we reserve the right to change or waive any Good Order requirement at any time. If you have any questions, you should contact us or your registered representative before submitting the form or request.


CYBERSECURITY


Our variable annuity contract business is largely conducted through digital communications and data storage networks and systems operated by us and our service providers or other business partners (e.g., the Underlying Funds and the firms involved in the distribution and sale of our variable annuity contracts). For example, many routine operations, such as processing Contract Owners' requests and elections and day-to-day record keeping, are all executed through computer networks and systems.

We have established administrative and technical controls and a business continuity plan to protect our operations against cybersecurity breaches. Despite these protocols, a cybersecurity breach could have a material, negative impact on MetLife USA and the Separate Account, as well as individual Contract Owners and their contracts. Our operations also could be negatively affected by a cybersecurity breach at a third party, such as a governmental or regulatory authority or another participant in the financial markets.

Cybersecurity breaches can be intentional or unintentional events, and can occur through unauthorized access to computer systems, networks or devices; infection from computer viruses or other malicious software code; or attacks that shut down, disable, slow or otherwise disrupt operations, business processes or website access or functionality. Cybersecurity breaches can interfere with our processing of contract transactions, including the processing of transfer orders from our website or with the Underlying Funds; impact our ability to calculate Accumulation Unit values; cause the release and possible destruction of confidential Contract Owner or business information; or impede order processing or cause other operational issues. Although we continually make efforts to identify and reduce our exposure to cybersecurity risk, there is no guarantee that we will be able to successfully manage this risk at all times.

FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Fund was renamed.


                  FORMER NAME                                        NEW NAME
----------------------------------------------- -------------------------------------------------
LEGG MASON VARIABLE EQUITY INCOME TRUST         LEGG MASON VARIABLE EQUITY INCOME TRUST
 Clearbridge Variable Equity Income Portfolio   Clearbridge Variable Dividend Strategy Portfolio

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